INCOME TAXES (Schedule of components of the income tax provision) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 3,425,756	$ 2,366,046
Total deferred income tax recovery	547,490	602,087
Total income tax expense	3,973,246	2,968,133
Canadian [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	0	0
Total deferred income tax recovery	0	0
US Federal [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	3,425,756	2,366,046
Total deferred income tax recovery	$ 547,490	$ 602,087